THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 17, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON OR BEFORE DECEMBER 31, 2004.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2003

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
------------------
(City, State)

May 24, 2004
------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $263,296 (thousands)

The entries reported on the Information Table attached to this Amendment No.1 are positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F. Other confidential information, which was separately filed with the Securities and Exchange Commission, has been omitted from this public Form 13F.

List of Other Included Managers:

         None

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
                                                                          FORM 13F Amendment No. 1
                                                                                                             (SEC USE ONLY)
QTR ENDED: 12/31/03                                   Name of Reporting Manager: Sandell Asset Management

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      Item 1:                         Item 2 :       Item 3:     Item 4:   Item 5:     Item 6:   Item 7:           Item 8:
   Name of Issuer                 Title of Class     CUSIP       Fair     Shares or  Investment Managers     Voting Authority
                                                     Number      Market   Principal  Discretion  See             (Shares)
                                                                 Value     Amount               Instr.V  (a)Sole (b)Shared (c)None
                                                                 (X$1000)

* ALLEGIANT BANCORP INC                  COM        017476-10-2   1,561      55,643 SH   SOLE                55,643   -       -
* CONCORD EFS INC                        COM        206197-10-5  51,707   3,484,300 SH   SOLE             3,484,300   -       -
* DIAL CORP                              COM        25247D-10-1  53,125   1,866,000 SH   SOLE             1,866,000   -       -
* FIRSTFED AMERICA BANCORP               COM        337929-10-3   1,432      55,000 SH   SOLE                55,000   -       -
# FLEETBOSTON FINANCIAL CORP             COM        339030-10-8  73,969   1,694,600 SH   SOLE             1,694,600   -       -
* IGEN INC                               COM        449536-10-1   6,246     106,100 SH   SOLE               106,100   -       -
* MOORE WALLCE INC                       COM        615857-10-9  48,402   2,584,200 SH   SOLE             2,584,200   -       -
% SOUTHERN FINANCIAL BANCORP INC         COM        842670-1907   6,290     146,047 SH   SOLE               146,047   -       -
% STATEN ISLAND BANCORP INC              COM        857550-10-7   8,834     392,600 SH   SOLE               392,600   -       -
% TRAVELERS PPTY CAS CORP - A            CL A       89420G-10-9  10,260     611,431 SH   SOLE               611,431   -       -
% TRAVELERS PPTY CAS CORP - B            CL B       89420G-40-6   1,470      86,600 SH   SOLE                86,600   -       -

                                                   Value Total$ 263,296

                                                   Entry Total:      11

*       Confidential treatment expired on May 17, 2004.
%       Confidential treatment was granted through August 16, 2004.
#       Confidential treatment was granted through February 14, 2005.

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